126 East King Street Lancaster, Pennsylvania 17602 Tel (717) 299-5201 Fax (717) 291-4660 www.barley.com	Kimberly J. Decker, Esquire Direct Dial Number: 717-399-1506 E-mail: kdecker@barley.com

December 17, 2014

Securities & Exchange Commission

450th Street, N.W.

Washington, D.C. 20549-1004

Attn: Filing Desk

Re:	Riverview Financial Corporation (CIK 0001590799)/ Registration Statement on Form S-4

Ladies and Gentlemen:

On behalf of Riverview Financial Corporation (“Riverview”), we transmit for filing, pursuant to the Securities Act of 1933, as amended, and Rule 101 of Regulation S-T under the Securities Exchange Act of 1934, as amended, a Registration Statement on Form S-4. Please transmit a confirmation of the receipt of this transmission. The filing fee for the Registration Statement has been paid previously by wire transfer pursuant to the requirements of Regulation S-T.

The enclosed Registration Statement relates to the proposed acquisition of Citizens National Bank of Meyersdale (“CNB”), a nationally chartered bank headquartered in Pennsylvania, by Riverview. On October 30, 2014, Riverview and Citizens entered into an Agreement and Plan of Merger (the “Agreement”), under the terms of which: (i) Citizens will merge with and into Riverview Bank, the wholly-owned subsidiary of Riverview, with Riverview Bank surviving (the “Merger”), and (ii) all of the outstanding shares of the $1.00 par value common stock of Citizens (“Citizens Common Stock”) will be converted into either: (a) 2.9586 shares of Riverview common stock, no par value; or (b) $38.46 in cash. Citizens’ shareholder may elect to receive the cash consideration or the stock consideration for each share owned, subject to the limitation that no more than 20% of the outstanding Citizens shares may be converted into the cash consideration. If cash elections are made for more than 20% of the outstanding Citizens shares, all cash elections will be proportionately converted into stock elections until the 20% limit is met. There are currently 207,000 outstanding shares of Citizens Common Stock.

Subject to the Commission’s review of, and comments on, the enclosed Registration Statement, if any, Riverview and Citizens wish to mail the proxy statement/prospectus included in the Registration Statement to Citizens’ shareholders on or about January 19, 2015 in anticipation of a special meeting of Citizens’ shareholders on February 18, 2015 with closing

Barley Snyder

Lancaster — York — Reading — Hanover — Malvern — Hunt Valley

<December 17, 2014>

occurring shortly after approval of the Merger by Citizens’ shareholders or, if later, shortly after all required bank regulatory approvals are received. Thus, we would appreciate receiving any comments the Commission may have on the enclosed Registration Statement as soon as possible.

Please note that Riverview was, until January, 2014, a reporting company. On January 3, 2014, Riverview filed Form 15-15D to deregister with the Commission.

Please call the undersigned if you have any questions in connection with this matter.

Very truly yours,

/s/ Kimberly J. Decker
Kimberly J. Decker

KJD:

CC (via email):

Kirk Fox

Robert Garst

Brett Fulk

Paul Adams

Jane Davis